Schedule of Investments (unaudited)	iShares® Global Tech ETF
June 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 0.2%
WiseTech Global Ltd.	63,005	$4,188,497
Xero Ltd.(a)	48,559	4,391,504
		8,580,001
Canada — 1.1%
CGI Inc.(a)	69,880	6,974,975
Constellation Software Inc./Canada	6,595	19,002,740
Open Text Corp.	94,714	2,844,085
Shopify Inc., Class A(a)	406,387	26,856,803
		55,678,603
China — 0.2%
Xiaomi Corp., Class B(a)(b)	5,168,400	10,865,035

Finland — 0.1%
Nokia OYJ	1,769,185	6,733,633

France — 0.4%
Capgemini SE	52,501	10,428,664
Dassault Systemes SE	226,765	8,526,585
		18,955,249
Germany — 1.6%
Infineon Technologies AG	437,160	16,043,906
SAP SE	341,851	68,669,515
		84,713,421
Japan — 3.5%
Advantest Corp.	259,200	10,504,324
Canon Inc.	342,500	9,291,219
Disco Corp.	29,900	11,388,898
FUJIFILM Holdings Corp.	416,200	9,762,678
Fujitsu Ltd.	588,600	9,231,297
Keyence Corp.	66,840	29,254,392
Kyocera Corp.	464,700	5,359,768
Lasertec Corp.	26,900	6,038,520
Murata Manufacturing Co. Ltd.	635,900	13,168,454
NEC Corp.	92,100	7,594,246
Nomura Research Institute Ltd.	155,400	4,392,181
NTT Data Group Corp.	203,900	3,012,222
Obic Co. Ltd.	22,700	2,929,031
Omron Corp.	68,900	2,385,878
Renesas Electronics Corp.	461,900	8,759,771
Ricoh Co.Ltd.	205,100	1,757,933
Rohm Co. Ltd.	120,000	1,604,120
SCREEN Holdings Co. Ltd.	32,900	2,982,676
TDK Corp.	130,100	8,000,087
Tokyo Electron Ltd.	157,700	34,520,589
		181,938,284
Netherlands — 2.9%
ASM International NV	13,807	10,553,740
ASML Holding NV	133,871	136,436,752
BE Semiconductor Industries NV	27,581	4,607,442
		151,597,934
Singapore — 0.2%
STMicroelectronics NV , New	222,105	8,704,247

South Korea — 2.7%
Samsung Electronics Co. Ltd.	1,718,708	101,152,455
Samsung SDI Co. Ltd.	17,851	4,558,264
SK Hynix Inc.	180,339	30,605,071
		136,315,790
Sweden — 0.3%
Hexagon AB, Class B	705,544	7,994,677

Security	Shares	Value

Sweden (continued)
Telefonaktiebolaget LM Ericsson, Class B	1,034,492	$6,421,313
		14,415,990
Switzerland — 0.1%
Logitech International SA, Registered	54,340	5,229,722

Taiwan — 6.1%
Delta Electronics Inc.	649,000	7,740,945
Hon Hai Precision Industry Co. Ltd.	4,035,378	26,568,617
MediaTek Inc.	536,000	23,084,651
Quanta Computer Inc.	937,000	8,957,388
Taiwan Semiconductor Manufacturing Co. Ltd.	8,129,600	240,860,642
United Microelectronics Corp.	3,956,000	6,842,043
		314,054,286
United Kingdom — 0.2%
Halma PLC	130,068	4,433,438
Sage Group PLC (The)	340,906	4,670,517
		9,103,955
United States — 79.9%
Accenture PLC, Class A	211,018	64,024,971
Adobe Inc.(a)(c)	150,154	83,416,553
Advanced Micro Devices Inc.(a)	541,690	87,867,535
Akamai Technologies Inc.(a)	52,767	4,753,251
Amphenol Corp., Class A	402,109	27,090,083
Analog Devices Inc.	166,004	37,892,073
Ansys Inc.(a)	29,529	9,493,574
Apple Inc.	2,191,774	461,631,440
Applied Materials Inc.	278,568	65,739,262
Arista Networks Inc.(a)	84,967	29,779,234
Autodesk Inc.(a)	71,605	17,718,657
Broadcom Inc.	145,942	234,314,259
Cadence Design Systems Inc.(a)	91,412	28,132,043
CDW Corp./DE	45,414	10,165,470
Cisco Systems Inc.	1,357,610	64,500,051
Cognizant Technology Solutions Corp., Class A	168,830	11,480,440
Corning Inc.	260,575	10,123,339
Crowdstrike Holdings Inc., Class A(a)	77,217	29,588,782
Enphase Energy Inc.(a)(c)	45,543	4,541,093
F5 Inc.(a)	20,205	3,479,907
Fair Isaac Corp.(a)	8,338	12,412,447
First Solar Inc.(a)	36,214	8,164,808
Fortinet Inc.(a)	213,961	12,895,430
Gartner Inc.(a)(c)	26,339	11,827,791
Gen Digital Inc.	188,580	4,710,728
GoDaddy Inc., Class A(a)	48,325	6,751,486
Hewlett Packard Enterprise Co.	439,964	9,314,038
HP Inc.	291,657	10,213,828
Intel Corp.	1,428,279	44,233,801
International Business Machines Corp.	308,431	53,343,141
Intuit Inc.	93,881	61,699,532
Jabil Inc.	41,175	4,479,428
Juniper Networks Inc.	111,590	4,068,571
Keysight Technologies Inc.(a)	59,164	8,090,677
KLA Corp.	45,070	37,160,666
Lam Research Corp.	43,861	46,705,386
Microchip Technology Inc.	180,895	16,551,893
Micron Technology Inc.	371,414	48,852,083
Microsoft Corp.	2,123,082	948,911,500
Monolithic Power Systems Inc.	16,415	13,487,877
Motorola Solutions Inc.	55,827	21,552,013
NetApp Inc.	69,866	8,998,741
Nvidia Corp.	7,026,660	868,073,576

Schedule of Investments (unaudited) (continued)	iShares® Global Tech ETF
June 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
NXP Semiconductors NV	85,586	$23,030,337
ON Semiconductor Corp.(a)	145,477	9,972,448
Oracle Corp.	534,353	75,450,644
Palo Alto Networks Inc.(a)(c)	108,473	36,773,432
PTC Inc.(a)	40,648	7,384,522
Qorvo Inc.(a)	33,212	3,853,921
Qualcomm Inc.	374,728	74,638,323
Roper Technologies Inc.	36,007	20,295,706
Salesforce Inc.	325,537	83,695,563
Seagate Technology Holdings PLC	65,370	6,750,760
ServiceNow Inc.(a)	68,758	54,089,856
Skyworks Solutions Inc.	54,650	5,824,597
Super Micro Computer Inc.(a)(c)	16,965	13,900,273
Synopsys Inc.(a)(c)	51,230	30,484,924
TE Connectivity Ltd.	102,508	15,420,278
Teledyne Technologies Inc.(a)	16,127	6,256,953
Teradyne Inc.	52,933	7,849,435
Texas Instruments Inc.	305,300	59,390,009
Trimble Inc.(a)	81,745	4,571,180
Tyler Technologies Inc.(a)	14,414	7,247,071
VeriSign Inc.(a)	29,891	5,314,620
Western Digital Corp.(a)	110,627	8,382,208
Zebra Technologies Corp., Class A(a)	17,207	5,315,759
		4,114,124,277
Total Common Stocks — 99.5%
(Cost: $3,255,722,594)		5,121,010,427

Preferred Stocks

South Korea — 0.3%
Samsung Electronics Co. Ltd., Preference
Shares, NVS	275,500	12,650,065

Total Preferred Stocks — 0.3%
(Cost: $9,733,622)		12,650,065

Warrants

Canada — 0.0%
Constellation Software Inc., (Issued 08/29/23,
1 Share for 1 Warrant, Expires 03/31/40, Strike
Price CAD 11.50 )(d)	5,997	—

Total Warrants — 0.0%
(Cost: $—)		—

Total Long-Term Investments — 99.8%
(Cost: $3,265,456,216)		5,133,660,492

Security	Shares	Value

Short-Term Securities

Money Market Funds — 0.9%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 5.48%(e)(f)(g)	36,676,577	$36,687,580
BlackRock Cash Funds: Treasury, SL Agency Shares,
5.28%(e)(f)	11,020,000	11,020,000
Total Short-Term Securities — 0.9%
(Cost: $47,710,698)		47,707,580

Total Investments — 100.7%
(Cost: $3,313,166,914)		5,181,368,072

Liabilities in Excess of Other Assets — (0.7)%		(34,029,245)

Net Assets — 100.0%		$5,147,338,827

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(e)	Affiliate of the Fund.

(f)	Annualized 7-day yield as of period end.

(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® Global Tech ETF
June 30, 2024

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

												Capital
												Gain
							Change in					Distributions
							Unrealized		Shares			from
	Value at	Purchases		Proceeds		Net Realized	Appreciation	Value at	Held at			Underlying
Affiliated Issuer	03/31/24	at Cost		from Sales		Gain (Loss)	(Depreciation)	06/30/24	06/30/24	Income		Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$17,625,479	$19,063,164	(a)	$—		$(763)	$(300)	$36,687,580	36,676,577	$12,245	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	12,960,000	—		(1,940,000	)(a)	—	—	11,020,000	11,020,000	160,689		—
						$(763)	$(300)	$47,707,580		$172,934		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Long Contracts
E-Mini Technology Select Sector Index	53	09/20/24	$12,233	$(46,584)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$4,169,802,880	$951,207,547	$—	$5,121,010,427
Preferred Stocks	—	12,650,065	—	12,650,065

Schedule of Investments (unaudited) (continued)	iShares® Global Tech ETF
June 30, 2024

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Long-Term Investments (continued)
Warrants	$—	$—	$—	$—
Short-Term Securities
Money Market Funds	47,707,580	—	—	47,707,580
	$4,217,510,460	$963,857,612	$—	$5,181,368,072
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(46,584)	$—	$—	$(46,584)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

NVS	Non-Voting Shares

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